Document And Entity Information	Feb. 23, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2023
Entity Registrant Name	Vir Biotechnology, Inc.
Entity Central Index Key	0001706431
Entity Emerging Growth Company	false
Securities Act File Number	001-39083
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-2730369
Entity Address, Address Line One	499 Illinois Street, Suite 500
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94158
City Area Code	(415)
Local Phone Number	906-4324
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	VIR
Security Exchange Name	NASDAQ